Income and Social Contribution Taxes - Summary of Reconciliation of Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income and social contribution taxes [abstract]
Income before taxes		R$ 3,578,695	R$ 1,879,725	R$ 1,006,648
Statutory tax rates - %		34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates		R$ (1,216,756)	R$ (639,107)	R$ (342,260)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses	[1]	(11,535)	(11,006)	(45,569)
Nontaxable revenues	[2]	114,981	23,149	138,631
Adjustment to estimated income	[3]	2,173	10,136	3,901
Unrecorded deferred income and social contribution tax carryforwards	[4]	(36,227)	(4,602)	(5,285)
Share of profit (loss) of subsidiaries, joint ventures and associates		4,049	4,141	(5,995)
Interest on capital		0	153,004	0
Other adjustments		(26,666)	29,327	21,414
Income and social contribution taxes before tax incentives		(1,169,981)	(434,958)	(235,163)
Tax incentives – SUDENE (10.c)		109,039	93,444	47,129
Income and social contribution taxes in the statement of income		(1,060,942)	(341,514)	(188,034)
Current		(1,396,317)	(637,973)	(430,280)
Deferred		R$ 335,375	R$ 296,459	R$ 242,246
Effective IRPJ and CSLL rates - %		(29.60%)	(18.20%)	(18.70%)

[1]	Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative results of foreign subsidiaries and certain provisions.
[2]	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes, tax incentives, installments and the reversal of certain provisions, as well as recovery of tax credits and amounts related to non-taxation of the income and social contribution taxes on the monetary adjustment (SELIC) in the repetition of undue tax lawsuits.
[3]	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution losses are calculated on a basis equal to 32% of the operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries.
[4]	See Note 9.d.